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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 9/30/2012
                                                           ---------
            Check here if Amendment[ ]: Amendment Number:  ---------

                        This Amendment (Check only one):

                        [ ]      is a restatement

                        [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Netols Asset Management, Inc.
Address:             1045 W. Glen Oaks Lane, Suite 202
                     Mequon, WI 53092

Form 13F File Number 28-12202

     The institutional investment manager filing this report and the person by whom it is "signed hereby represent that the person signing the report is authorized to submit it, that" "all information contained herein is true, correct and complete, and that it is understood" "that all required items, statements, schedules, lists, and tables, are considered integral" parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:     Jeffrey W. Netols
Title:    President
Phone:    262-240-2930

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
(Signature)

Mequon, WI
(City, State)

November 9, 2012


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                0
        ---------

Form 13F Information Table Entry Total:
              70
        --------

Form 13F Information Table Value Total:
         750,103 (thousands)
        -------

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


   None

                                            Form 13F INFORMATION TABLE
                                                    9/30/2012

           COLUMN 1               COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8

                                                                                                                    VOTING
             NAME                 TITLE                  VALUE    SHARES/   SH/  PUT/  INVESTMENT   OTHER          AUTHORITY
           OF ISSUER             OF CLASS      CUSIP   (X$1,000) PRINCIPAL  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
AARONS INC                     COM PAR $0.50  002535300  10,564    379,864   SH           SOLE               343,297        36,567
ACADIA HEALTHCARE COMPANY IN       COM        00404A109   8,615    361,540   SH           SOLE               325,248        36,292
ACCURIDE CORP NEW                 COM NEW     00439T206   7,414  1,591,069   SH           SOLE             1,436,063       155,006
ACTUANT CORP                      CLA NEW     00508x203  11,333    395,980   SH           SOLE               357,920        38,060
ACUITY BRANDS INC                  COM        00508Y102  10,533    166,431   SH           SOLE               150,385        16,046
ANN INC                            COM        035623107  17,682    468,635   SH           SOLE               423,498        45,137
ARBITRON INC                       COM        03875Q108  11,455    302,233   SH           SOLE               272,980        29,253
BANK HAWAII CORP                   COM        062540109   8,777    192,386   SH           SOLE               173,693        18,693
BARRETT BILL CORP                  COM        06846N104  12,820    517,553   SH           SOLE               467,390        50,163
CABELAS INC                        COM        126804301  21,261    388,830   SH           SOLE               351,315        37,515
CAPELLA EDUCATION COMPANY          COM        139594105  10,592    302,116   SH           SOLE               272,640        29,476
CARPENTER TECHNOLOGY CORP          COM        144285103  11,601    221,741   SH           SOLE               200,373        21,368
CARTER INC                         COM        146229109  12,644    234,850   SH           SOLE               212,320        22,530
CEDAR FAIR LP                 DEPOSITARY UNIT 150185106  13,357    399,066   SH           SOLE               360,498        38,568
CHEESECAKE FACTORY INC             COM        163072101  11,936    333,873   SH           SOLE               301,650        32,223
CIBER INC                          COM        17163B102   6,582  1,896,951   SH           SOLE             1,713,096       183,855
COINSTAR INC                       COM        19259P300   8,806    195,772   SH           SOLE               176,905        18,867
COMMERCIAL VEH GROUP INC           COM        202608105   6,500    884,375   SH           SOLE               798,894        85,481
COMMUNITY BK SYS INC               COM        203607106   9,238    327,693   SH           SOLE               295,545        32,148
COMPASS MINERALS INTL INC          COM        20451N101  12,241    164,108   SH           SOLE               148,338        15,770
DOMINOS PIZZA INC                  COM        25754A201  15,522    411,726   SH           SOLE               372,044        39,682
EMPIRE DIST ELEC CO                COM        291641108   9,722    451,146   SH           SOLE               407,644        43,502
ENDURANCE SPECIALTY HLDGS LT       SHS        G30397106  12,311    319,758   SH           SOLE               288,862        30,896
ENTEGRIS INC                       COM        29362U104   8,884  1,092,779   SH           SOLE               987,399       105,380
ETHAN ALLEN INTERIORS INC          COM        297602104  11,253    513,352   SH           SOLE               463,597        49,755
FAIR ISAAC CORP                    COM        303250104  18,037    407,513   SH           SOLE               368,232        39,281
FAIRCHILD SEMICONDUCTOR INTL       COM        303726103   8,726    665,060   SH           SOLE               600,856        64,204
FELCOR LODGING TR INC              COM        31430F101  10,652  2,247,317   SH           SOLE             2,029,135       218,182
FIRST INDUSTRIAL REALTY TRUST
INC                                COM        32054K103  13,416  1,020,999   SH           SOLE               922,723        98,276
GENERAL CABLE CORP DEL NEW         COM        369300108   5,825    198,266   SH           SOLE               178,962        19,304
GENESEE & WYO INC                  CLA        371559105   8,353    124,931   SH           SOLE               113,036        11,895
GLACIER BANCORP INC NEW            COM        37637Q105   9,670    620,250   SH           SOLE               560,226        60,024
HAEMONETICS CORP                   COM        405024100  11,482    143,167   SH           SOLE               129,426        13,741
HANOVER INS GROUP INC              COM        410867105  12,126    325,435   SH           SOLE               293,859        31,576
MILLER HERMAN INC                  COM        600544100   9,220    474,266   SH           SOLE               427,664        46,602
INTEGRATED DEVICE TECHNOLOGY       COM        458118106   5,125    873,158   SH           SOLE               788,185        84,973
INTREPID POTASH INC                COM        46121Y102   8,349    388,690   SH           SOLE               351,220        37,470
LIFEPOINT HOSPITALS INC            COM        53219L109   9,113    213,020   SH           SOLE               192,547        20,473
MAGELLAN HEALTH SVCS INC          COM NEW     559079207   8,843    171,352   SH           SOLE               154,921        16,431
MERIT MED SYS INC                  COM        589889104  11,959    801,017   SH           SOLE               727,496        73,521
MGIC INVT CORP WIS                 COM        552848103   2,948  1,927,119   SH           SOLE             1,741,000       186,119
MID-AMER APT CMNTYS INC            COM        59522J103  10,993    168,320   SH           SOLE               152,099        16,221
NATIONAL HEALTH INVS INC           COM        63633D104  11,436    222,312   SH           SOLE               200,658        21,654
OLD NATL BANCORP IND               COM        680033107  11,553    848,831   SH           SOLE               766,568        82,263
PHH CORP                          COM NEW     693320202  13,290    653,063   SH           SOLE               589,466        63,597
PROGRESS SOFTWARE CORP             COM        743312100  11,074    517,730   SH           SOLE               467,304        50,426
PROSPERITY BANCSHARES INC          COM        743606105  10,313    241,970   SH           SOLE               218,710        23,260
PSS WORLD MED INC                  COM        69366A100   8,235    361,518   SH           SOLE               326,405        35,113
SELECTIVE INS GROUP INC            COM        816300107  12,388    651,969   SH           SOLE               588,835        63,134
SUN COMMUNITIES INC                COM        866674104  20,535    465,422   SH           SOLE               420,472        44,950
SUNOPTA INC                        COM        8676EP108   4,785    748,794   SH           SOLE               676,120        72,674
SUPERIOR ENERGY SVS INC            COM        868157108   8,019    390,794   SH           SOLE               353,129        37,665
TENNECO INC                        COM        880349105   8,437    301,310   SH           SOLE               272,296        29,014
TITAN INTL INC ILL                 COM        88830M102   9,852    557,882   SH           SOLE               503,989        53,893
TRACTOR SUPPLY CO                  COM        892356106  13,602    137,551   SH           SOLE               124,343        13,208
TREEHOUSE FOODS INC                COM        89469A104  11,202    213,377   SH           SOLE               192,729        20,648
TRIMAS CORP                       COM NEW     896215209  12,454    516,531   SH           SOLE               466,387        50,144
UNITED NAT FOODS INC               COM        911163103  16,168    276,605   SH           SOLE               249,934        26,671
UNITED RENTALS INC                 COM        911363109  13,092    400,249   SH           SOLE               361,835        38,414
UNITED STATIONERS INC              COM        913004107   7,218    276,863   SH           SOLE               250,175        26,688
U S PHYSICAL THERAPY INC           COM        90337L108  11,174    404,412   SH           SOLE               366,283        38,129
VCA ANTECH INC                     COM        918194101   7,084    359,228   SH           SOLE               323,168        36,060
WABTEC CORP                        COM        929740108   7,704    163,743   SH           SOLE               169,904        18,128
WALTER INVT MGMT CORP              COM        93317W102  14,903    402,688   SH           SOLE               363,528        39,160
WEBSTER FINL CORP CONN             COM        947890109  10,115    426,795   SH           SOLE               385,005        41,790
WESTAMERICA BANCORPORATION         COM        957090103  15,097    188,032   SH           SOLE               147,993        15,750
WHITING PETE CORP NEW              COM        966387102  10,417    219,859   SH           SOLE               198,645        21,214
WILLBROS GROUP INC DEL             COM        969203108   8,323  1,549,973   SH           SOLE             1,398,658       151,315
WMS INDS INC                       COM        929297109   8,473    517,300   SH           SOLE               466,724        50,576
ZALE CORP NEW                      COM        988858106   6,680    968,091   SH           SOLE               874,060        94,031

TOTAL                                                   750,103 36,266,599                                32,756,504   0 3,510,095